Annual Fund Operating Expenses - Xtrackers Bloomberg US Investment Grade Corporate ESG ETF - Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	Oct. 01, 2021
Operating Expenses:
Management fee	0.15%
Other Expenses	none
Total annual fund operating expenses	0.15%